Subsequent Events - Acquisition Narratives (Details) (USD $)						0 Months Ended					0 Months Ended
	Jan. 17, 2013 sqft	Dec. 31, 2012 Property sqft	Mar. 09, 2012 sqft	Dec. 31, 2010 sqft	Jan. 17, 2013 Subsequent Event Tower Place 200 sqft	Mar. 07, 2013 Subsequent Event Deerwood Portfolio Property sqft	Mar. 25, 2013 Subsequent Event Tampa Fund II Assets sqft Property	Apr. 26, 2013 Subsequent Event Lincoln Place sqft Story	Apr. 26, 2013 Subsequent Event Office Building Lincoln Place sqft	Apr. 26, 2013 Subsequent Event Retail Site Lincoln Place sqft	Jun. 03, 2013 Subsequent Event PKY W. Rio Salado, LLC US Airways Building sqft	Jun. 03, 2013 Subsequent Event PKY W. Rio Salado, LLC US Airways Building
Business Acquisition [Line Items]
Area of real estate property (in square feet)	260,000	11,900,000	337,000	163,000	260,000	1,000,000	788,000	140,000	111,000	29,000	225,000
Cost of entity acquired	$ 56,300,000	$ 760,990,000			$ 56,300,000	$ 130,000,000	$ 97,500,000				$ 41,800,000
Number of real estate properties		43				2	3
Mortgage secured for properties in a business acquisition						84,500,000					13,900,000
Maturity date						Apr. 01, 2023
Interest rate on mortgage (in percent)		1.50%				3.90%		5.90%			3.00%
Company purchased its co-investor's interest							70.00%					75.00%
Mortgage assumed in a business acquisition							40,700,000
Mortgage loan on property in business combination							58,100,000
Leased percentage of a property acquisition (in percent)								100.00%			100.00%
Months notice of termination											12 months
Ownership by noncontrolling owners (in percent)											25.00%
Number of stories in parking garage								5
Liabilities assumed in a business acquisition		58,694,000						49,600,000
Operating partnership units issued								900,000
closing stock price								$ 18.06
Implied purchase price								$ 65,900,000